LEASED AUTOMOBILES HELD FOR SALE	12 Months Ended
Dec. 31, 2012
LEASED AUTOMOBILES HELD FOR SALE [Abstract]
LEASED AUTOMOBILES HELD FOR SALE

7.LEASED AUTOMOBILES HELD FOR SALE

Leased automobiles held for sale are summarized as follows:

	December 31,
	2011	2012
	RMB	RMB	US$

Balance at beginning of year	-	150,000	24,077
Additions	168,311	116,402	18,683
Sales	(18,311)	(42,235)	(6,779)
Balance at end of year	150,000	224,167	35,981

Less: accumulated depreciation	(2,251)	(17,563)	(2,819)

Leased automobiles held for sale, net	147,749	206,604	33,162

Depreciation expense related to automobiles held for sale was nil, RMB2,586 and RMB17,900 (US$2,873) for the years ended December 31, 2010, 2011 and 2012, respectively, and was recorded in cost of goods sold in the consolidated statements of comprehensive income (loss). For the years ended December 31, 2010, 2011 and 2012, cost of goods sold was reduced by nil, RMB549 and RMB1,847 (US$296), respectively, for rebates received from automobile manufacturers related to leased automobiles purchased and sold during the reporting period.